Document and Entity Information - shares	3 Months Ended
	Dec. 31, 2016	Jan. 31, 2017
Document And Entity Information
Entity Registrant Name	Citius Pharmaceuticals, Inc.
Entity Central Index Key	0001506251
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		74,558,992
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2017